Income Taxes - Summary of Reconciliation of Income Taxes Expenses (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Profit before income tax	¥ 2,649,046,731	$ 385,287,867	¥ 2,420,004,823	¥ 703,493,068
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 662,261,683	$ 96,321,967	¥ 605,001,206	¥ 175,873,268
Effect of different tax rates	(574,131,524)	(83,503,967)	(367,422,131)	(72,661,772)
Exempt income	(2,720,020)	(395,611)	(2,064,183)
Expenses not deductible for tax purposes	27,662,307	4,023,316	4,298,559	183,808
Over-accrued EIT for previous years	(16,309,757)	(2,372,156)
Financial subsidy	(31,810,061)	(4,626,581)	(32,929,930)	(12,123,338)
Tax rate change	5,200,618	756,398
Changes in valuation allowance	87,577,272	12,737,586	48,662,482	35,568,484
Income tax expenses	¥ 157,730,518	$ 22,940,952	¥ 255,546,003	¥ 126,840,450